Business Combination and Financing Activities - Schedule of Fair Value of Equity Consideration Issued (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	Mar. 02, 2023	Mar. 31, 2023
Fair value of equity consideration issued by the Company
Redemptions of EBAC public shareholders per share	SFr 10.54
Sponsors shares forfeiture per share	SFr 10.54
Redemptions of EBAC public shareholders, shares	(11,431,606)
Sponsors shares forfeiture, shares	(1,596,490)
Total consideration transferred, Shares	3,370,480
Redemptions of EBAC public shareholders	SFr (120,489)
Sponsors shares forfeiture	(16,827)
Total consideration transferred	35,525
Less net assets of EBAC	(662)
Merger and listing expense	SFr 34,863	SFr 34,900
EBAC Public Shareholders
Fair value of equity consideration issued by the Company
Per share value	SFr 10.54
Total consideration transferred, Shares	12,754,784
Total consideration transferred	SFr 134,435
EBAC Sponsor Class B
Fair value of equity consideration issued by the Company
Per share value	SFr 10.54
Total consideration transferred, Shares	3,188,696
Total consideration transferred	SFr 33,609
EBAC Sponsor Class A
Fair value of equity consideration issued by the Company
Per share value	SFr 10.54
Total consideration transferred, Shares	455,096
Total consideration transferred	SFr 4,797